Other Long Term Investments (Details) - Schedule of Other Long-Term Investments - Cardinal Ventures Holdings [Member]	Jun. 30, 2023	Dec. 31, 2022
CVH Class A [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest		14.10%
CVH Class B [Member]
Schedule of Equity Method Investments [Line Items]
Ownership interest	38.40%	38.40%